Operating Revenue	12 Months Ended
Dec. 31, 2022
Operating Revenue
Operating Revenue

14. Operating Revenue

Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2022	2021	2020
CMA CGM	26%	30%	36%
HMM Korea	12%	17%	24%
MSC	13%	—	—